Basis of Presentation - Disclosure of detailed information about subsidiaries (Details)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Altus Royalties Limited
Statement Of Compliance And Summary Of Material Accounting Policies [Line Items]
Ownership Percentage	100.00%	100.00%
Altus Strategies Limited
Statement Of Compliance And Summary Of Material Accounting Policies [Line Items]
Ownership Percentage	100.00%	100.00%
Bullion Monarch Mining, Inc.
Statement Of Compliance And Summary Of Material Accounting Policies [Line Items]
Ownership Percentage	100.00%	0.00%
Elemental One Limited
Statement Of Compliance And Summary Of Material Accounting Policies [Line Items]
Ownership Percentage	100.00%	100.00%
Elemental Resources Limited
Statement Of Compliance And Summary Of Material Accounting Policies [Line Items]
Ownership Percentage	100.00%	100.00%
Elemental Royalties (Australia) Pty Ltd.
Statement Of Compliance And Summary Of Material Accounting Policies [Line Items]
Ownership Percentage	100.00%	100.00%
Elemental Royalties Delaware
Statement Of Compliance And Summary Of Material Accounting Policies [Line Items]
Ownership Percentage	100.00%	100.00%
EMX (USA) Services Corp.
Statement Of Compliance And Summary Of Material Accounting Policies [Line Items]
Ownership Percentage	100.00%	0.00%
EMX Chile SpA
Statement Of Compliance And Summary Of Material Accounting Policies [Line Items]
Ownership Percentage	100.00%	0.00%
EMX Royalty Corporation
Statement Of Compliance And Summary Of Material Accounting Policies [Line Items]
Ownership Percentage	100.00%	0.00%
Eurasia Madencilik Ltd. Sirketi
Statement Of Compliance And Summary Of Material Accounting Policies [Line Items]
Ownership Percentage	100.00%	0.00%
Minera Tercero SpA
Statement Of Compliance And Summary Of Material Accounting Policies [Line Items]
Ownership Percentage	100.00%	50.00%